GENERAL INFORMATION - Narrative (Details) $ / shares in Units, ₽ in Millions, customer in Millions, $ in Millions															1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 16, 2025 USD ($)	Sep. 17, 2025 USD ($)	Aug. 15, 2025	Aug. 14, 2025 USD ($) $ / shares shares	Aug. 12, 2025 USD ($) $ / shares shares	Jul. 10, 2025 USD ($) $ / shares shares	Jul. 08, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 27, 2025 USD ($)	Oct. 30, 2023 appeal	May 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) note shares		Dec. 31, 2023 USD ($) shares	Mar. 16, 2026 employee customer	Dec. 31, 2025 RUB (₽) shares	Dec. 15, 2025 USD ($)	Aug. 13, 2025 USD ($)	Jun. 13, 2025 USD ($) $ / shares shares	Apr. 02, 2025 USD ($)	Mar. 07, 2025 USD ($) $ / shares shares	Dec. 31, 2024 RUB (₽) note shares	Nov. 29, 2024	Oct. 31, 2023	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents at banks and on hand	$ 247.0															$ 247.0
Short-term deposits and money market funds	208.0															208.0	$ 195.0
Cash and cash equivalents	455.0															455.0	674.0	[1]	$ 425.0											$ 432.0
Third-party debt covenants	$ 0.0															$ 0.0
Percent of shares publicly traded on the Nasdaq Global Select market	10.00%															10.00%					10.00%
Repayments of bonds, notes and debentures																$ 123.0	0.0		0.0
Increase in authorized share capital								$ 654,300.0
Authorized share capital, amount								$ 2,654,300.0																$ 2.0		$ 2.0
Authorized common shares (in shares) | shares								265,430,000																200,000,000		2,000,000,000
Par value per share (in dollars per share) | $ / shares	$ 0.01							$ 0.01								$ 0.01								$ 0.01		$ 0.01
Fair value of Cohen Circle Net Assets acquired					$ 162.0
Cash and cash equivalents at banks and on hand	$ 247.0															$ 247.0	479.0
Cybersecurity incident, decrease in operating revenue																	46.0
Number of securities called by each warrant | shares					1
Exercise price (in dollars per share) | $ / shares					$ 11.50
Number of warrants exercised (in shares) | shares																101
Warrants outstanding (in shares) | shares	7,666,528															7,666,528					7,666,528
Total debt and derivatives	$ 516.0															$ 516.0	894.0
Financial liabilities at amortised cost	487.0															487.0	$ 885.0
Number of interest-bearing notes | note																	2										2
Entities under common control
Disclosure of subsidiaries [line items]
Liabilities	$ 275.0															$ 275.0	$ 201.0		$ 199.0
Lease liabilities, percentage related to sale of passive infrastructure of sites	0.70															0.70					0.70
Kyivstar Group Warrants
Disclosure of subsidiaries [line items]
Warrants issued and outstanding (in shares) | shares					7,666,629
Loan Note Payable - VEON Amsterdam B.V.
Disclosure of subsidiaries [line items]
Financial liabilities at amortised cost	$ 57.0															$ 57.0	0.0
Contingent consideration
Disclosure of subsidiaries [line items]
Financial liabilities at amortised cost	4.0															4.0
License For Business Support System
Disclosure of subsidiaries [line items]
Financial liabilities at amortised cost	9.0															9.0
At amortized cost | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of subsidiaries [line items]
Notional amount					$ 178.0																		$ 178.0
At discounted redemption amount
Disclosure of subsidiaries [line items]
Total debt and derivatives	2.0															2.0	9.0
At discounted redemption amount | Helsi Put Option Liability
Disclosure of subsidiaries [line items]
Total debt and derivatives	1.0															1.0	9.0
At discounted redemption amount | Uklon Put Option Liability
Disclosure of subsidiaries [line items]
Total debt and derivatives	$ 1.0															$ 1.0	$ 0.0
Common shares
Disclosure of subsidiaries [line items]
Authorized common shares (in shares) | shares	265,430,000							265,430,000								265,430,000	0		0		265,430,000						0
Par value per share (in dollars per share) | $ / shares								$ 0.01
Issued shares (in shares) | shares	230,863,624															230,863,624	206,942,440		206,942,440		230,863,624						206,942,440
April 2025 U.S. Dollar denominated notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate (as percent)											4.00%						4.00%										4.00%
Repayments of bonds, notes and debentures											$ 472.0
Bonds issued																	$ 496.0
June 2025 Russian Ruble denominated notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate (as percent)									6.30%	6.30%							6.30%										6.30%
Repayments of bonds, notes and debentures									$ 100.0	₽ 7,840
Bonds issued																	$ 89.0										₽ 9,040
April 2025 Old Notes
Disclosure of subsidiaries [line items]
Bonds issued	$ 24.0															$ 24.0
June 2025 Old Notes
Disclosure of subsidiaries [line items]
Bonds issued	$ 16.0															16.0					₽ 1,254
Loan Note Payable - VEON Amsterdam B.V.
Disclosure of subsidiaries [line items]
Borrowings, interest rate (as percent)																							10.00%
VEON Ltd.
Disclosure of subsidiaries [line items]
Expenses allocated from VEON																$ 0.0	$ 22.0		$ 10.0
Number of appeals filed | appeal														2
VEON Ltd. | Phase One
Disclosure of subsidiaries [line items]
Share buyback program, authorized, amount													$ 30.0
Purchase of treasury shares													$ 22.0
Kyivstar Holdings B.V. | April 2025 U.S. Dollar denominated notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate (as percent)											4.00%
Repayments of bonds, notes and debentures											$ 472.0
Kyivstar Holdings B.V. | June 2025 Russian Ruble denominated notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate (as percent)									6.30%	6.30%
Repayments of bonds, notes and debentures									$ 100.0	₽ 7,840
Going Concern
Disclosure of subsidiaries [line items]
Number of employees | employee																				5,189
Ukraine | Going Concern
Disclosure of subsidiaries [line items]
Number of customers | customer																				22.4
Kyivstar Cayman Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																100.00%
Kyivstar Cayman Corp. | VEON Ltd.
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen																													47.85%
Percentage of corporate rights unfrozen																												47.85%
LLC Ukraine Tower Company | VEON Ltd.
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen																													100.00%
LLC Kyivstar.Tech
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																100.00%	100.00%
LLC Kyivstar.Tech | VEON Ltd.
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen																													100.00%
LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary															97.99%	97.99%	69.99%
Proportion of ownership interests held by non-controlling interests															1.10%
Equity interests to be acquired															2.01%
LLC Helsi Ukraine | VEON Ltd.
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen																													69.99%
LLC Helsi Ukraine | Ukrainian Investment Platform
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary															26.90%
Consideration paid															$ 10.0
Other Ukrainian Subsidiaries | VEON Ltd.
Disclosure of subsidiaries [line items]
Percentage of corporate rights unfrozen																												100.00%
Kyivstar Group Ltd. | VEON Amsterdam B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.60%			89.60%
Uklon
Disclosure of subsidiaries [line items]
Equity interest acquired												3.00%
Put option, exercise period												3 years
Veon Holdings B.V. And Cohen Circle
Disclosure of subsidiaries [line items]
Non-redemption agreement value							$ 52.5
Cash condition for business combination agreement, minimum							$ 50.0
Cohen Circle
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares							$ 0.0001
Shares redeemed (in shares) | shares						5,847,015
Redemption price (in dollars per share) | $ / shares						$ 10.40
Redemption value						$ 61.0
Shares exchanged (in shares) | shares					23,163,338
Fair value of Cohen Circle Net Assets acquired					$ 162.0
Cash and cash equivalents at banks and on hand					178.0
Liabilities					$ 16.0
Number of shares issued in transaction (in shares) | shares							757,745
Cohen Circle | Common shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares						17,152,985
Issued shares (in shares) | shares						17,152,985
VEON Holdings B.V.
Disclosure of subsidiaries [line items]
Shares exchanged (in shares) | shares					206,942,440
Kyivstar Group Warrants
Disclosure of subsidiaries [line items]
Warrants issued and outstanding (in shares) | shares					7,666,629
Veon Holdings B.v. | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of subsidiaries [line items]
Repayments of bonds, notes and debentures			$ 124.0
Repayments of bonds, notes and debentures, principal			122.0
Repayments of bonds, notes and debentures, interest			$ 2.0
LLC Lan Trace
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																	100.00%										100.00%
Purchase consideration																	$ 2.0
LLC Uklon Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired												97.00%
LLC Uklon Corporate
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired												97.00%
LLC Uklon Tech
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired												97.00%
Uklon LLC
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired												100.00%
Purchase consideration												$ 158.0
LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																															69.99%
Purchase consideration															$ 10.0																$ 15.0
SUNVIN 11 LLC
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																						100.00%
Purchase consideration		$ 8.0																				$ 8.0
Proportion of ownership interest in subsidiary		100.00%
Uklon
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																									97.00%
Purchase consideration																									$ 158.0
Equity interest acquired																									3.00%
Consideration paid																$ 153.0

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation